Operating Leases (Details) - Schedule of Undiscounted Cash Payment Obligations for Its Non-Cancelable Lease Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of undiscounted cash payment obligations for its non-cancelable lease liabilities [Abstract]
2023	$ 8,142
2024	2,714
2025		$ 32,568
2026		2,714
2027
Total undiscounted cash payments	10,856
Less interest	(103)
Present value of payments	$ 10,753	$ 33,963